Total
Class J Prospectus | BNY Mellon Balanced Opportunity Fund
Fund Summary
Investment Objective
The fund seeks high total return through a combination of capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class J Prospectus BNY Mellon Balanced Opportunity Fund Class J
Management fees	0.80%
Other expenses	0.24%
Total annual fund operating expenses	1.04%
Fee waiver and/or expense reimbursement	(0.14%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.90%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90%. On or after March 29, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class J Prospectus | BNY Mellon Balanced Opportunity Fund | Class J | USD ($)	92	317	560	1,258

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class J Prospectus | BNY Mellon Balanced Opportunity Fund | Class J | USD ($)	92	317	560	1,258

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71.50% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. Newton Investment Management North America, LLC (NIMNA), an affiliate of BNY Mellon Investment Adviser Inc., the fund's investment adviser, serves as the fund's sub-adviser responsible for overall asset allocation for the fund and for the portion of the fund's assets allocated to equity investments and fixed-income investments. NIMNA has engaged its affiliate, Newton Investment Management Limited (NIM), to provides the day-to-day management of the portion of the fund's assets allocated to fixed-income investments. NIMNA and NIM select securities for the fund that, in their judgment, will result in the highest total return consistent with preservation of principal. The mix of stocks and bonds varies from time to time, but normally the fund allocates between 75% to 50% of its assets to equities and between 25% and 50% of its assets to fixed-income securities. NIMNA allocates the fund's assets between equity and fixed-income securities, based on an assessment of the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks and fixed-income securities generally.

In seeking to achieve a high relative risk-adjusted return on the fund's equity investments, NIMNA creates a broadly diversified equity portfolio for the fund that includes a blend of growth stocks and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its assets in foreign equity securities.

For the fixed-income portion of the fund's portfolio, NIM combines a top-down approach, emphasizing economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund's investments among and within fixed-income asset classes. In constructing the fixed-income portion of the fund's portfolio, NIM looks for what it considers to be the best opportunities in the fixed-income markets at any given time.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class J shares from year to year. The table compares the average annual total returns of the fund's Class J shares to those of a Customized Blended Index, which is comprised of 60% S&P 500® Index (S&P 500) (which measures the performance of large-cap U.S. equities) and 40% Bloomberg U.S. Aggregate Bond Index (Bloomberg Aggregate) (which measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market), to show how the fund's performance compares to a mix of equities and bonds, and to two broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class J

During the periods shown in the chart: Best Quarter Q2, 2020: 13.21% Worst Quarter Q1, 2020: -16.42%
Average Annual Total Returns (as of 12/31/23)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Class J Prospectus - BNY Mellon Balanced Opportunity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class J	17.59%	8.68%	6.78%
After Taxes on Distributions | Class J	15.91%	6.98%	5.15%
After Taxes on Distributions and Sale of Fund Shares | Class J	11.32%	6.62%	5.09%
S&P 500, reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%
Bloomberg Aggregate, reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%
Customized Blended Index (60% S&P 500 and 40% Bloomberg Aggregate), reflects no deductions for fees, expenses or taxes	17.67%	9.98%	8.09%